Note 13 - Total Voyage Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Voyage Revenues [Table Text Block]
	For the six-month period ended June 30,
	2025	2026
Time charters	$44,969	$114,529
Time charters – related parties (Note 3)	3,475	-
Voyage charters and Contracts of Affreightment	62,242	89,908
Voyage charters and Contracts of Affreightment – related parties (Note 3)	45,180	18,681
Total	$155,866	$223,118